Share capital (Tables)	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Summary of Share Capital

	BHP Group Limited			BHP Group Plc
	2021 shares	2020 shares	2019 shares	2021 shares	2020 shares	2019 shares

Share capital issued
Opening number of shares	2,945,851,394	2,945,851,394	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(7,587,353)	(5,975,189)	(6,854,057)	(185,054)	(185,297)	(274,069)
Employee share awards exercised following vesting	6,948,683	6,893,113	5,902,588	173,644	222,245	275,984
Movement in treasury shares under Employee Share Plans	638,670	(917,924)	951,469	11,410	(36,948)	(1,915)
Shares bought back and cancelled (1)	–	–	(265,839,711)	–	–	–

Closing number of shares (2)	2,945,851,394	2,945,851,394	2,945,851,394	2,112,071,796	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	2,944,982,333	2,945,621,003	2,944,703,079	2,112,057,615	2,112,069,025	2,112,032,077
Treasury shares	869,061	230,391	1,148,315	14,181	2,771	39,719
Other share classes
Special Voting share of no par value	1	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	1	1	1
5.5% Preference shares of £1 each	–	–	–	50,000	50,000	50,000
DLC Dividend share	1	1	1	–	–	–

(1)	During December 2018, BHP completed an off-market buy-back program of US$5.2 billion of BHP Group Limited shares related to the disbursement of proceeds from the disposal of Onshore US.

(2)	4,400,000 fully paid ordinary shares in BHP Group Limited were issued in order to satisfy the exercise of employee share awards during the period 1 July 2021 to 2 September 2021.